Property, equipment and software, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
5. Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer and electronic equipment	286,108	293,824
Office furniture and equipment	22,314	23,191
Leasehold improvement (Note 2(o))	32,418	33,890
Software	51,426	63,464

Total	392,266	414,369
Less: Accumulated depreciation and amortization 1	(250,921)	(273,436)

Property, equipment and software, net	141,345	140,933

1	Depreciation and amortization expenses for the years ended December 31, 2021, 2022 and 2023 was RMB37,277, RMB23,825 and RMB22,515 respectively.